Eaton Vance
Focused Growth Opportunities Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Auto Components — 3.5%
Aptiv PLC(1)	46,637	$ 4,974,769
		$ 4,974,769
Capital Markets — 2.3%
Charles Schwab Corp. (The)	39,196	$ 3,235,238
		$ 3,235,238
Commercial Services & Supplies — 2.9%
Copart, Inc.(1)	25,580	$ 1,702,605
Waste Connections, Inc.(1)	16,778	2,424,421
		$ 4,127,026
Electrical Equipment — 2.4%
AMETEK, Inc.	24,162	$ 3,441,152
		$ 3,441,152
Entertainment — 3.3%
Netflix, Inc.(1)	8,854	$ 2,705,163
Walt Disney Co. (The)(1)	20,839	2,039,513
		$ 4,744,676
Food & Staples Retailing — 3.1%
Sysco Corp.	50,726	$ 4,388,306
		$ 4,388,306
Health Care Equipment & Supplies — 3.6%
Intuitive Surgical, Inc.(1)	19,286	$ 5,214,742
		$ 5,214,742
Health Care Providers & Services — 3.4%
UnitedHealth Group, Inc.	8,774	$ 4,806,046
		$ 4,806,046
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C(1)	114,985	$ 11,665,228
		$ 11,665,228
Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc.(1)	118,949	$ 11,483,336
		$ 11,483,336
Security	Shares	Value
IT Services — 7.5%
Visa, Inc., Class A	49,144	$ 10,664,248
		$ 10,664,248
Life Sciences Tools & Services — 0.8%
Danaher Corp.	4,233	$ 1,157,344
		$ 1,157,344
Oil, Gas & Consumable Fuels — 2.9%
EOG Resources, Inc.	29,016	$ 4,118,241
		$ 4,118,241
Road & Rail — 4.6%
CSX Corp.	98,553	$ 3,221,697
Uber Technologies, Inc.(1)	115,106	3,354,189
		$ 6,575,886
Semiconductors & Semiconductor Equipment — 10.5%
Micron Technology, Inc.	63,523	$ 3,662,101
NVIDIA Corp.	14,543	2,461,112
QUALCOMM, Inc.	40,854	5,167,623
Texas Instruments, Inc.	20,477	3,695,279
		$ 14,986,115
Software — 19.0%
Adobe, Inc.(1)	13,175	$ 4,544,453
Intuit, Inc.	16,299	6,643,309
Microsoft Corp.	49,518	12,634,023
Paycom Software, Inc.(1)	10,144	3,439,830
		$ 27,261,615
Specialty Retail — 6.2%
TJX Cos., Inc. (The)	110,559	$ 8,850,248
		$ 8,850,248
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	75,675	$ 11,202,170
		$ 11,202,170
Total Common Stocks (identified cost $82,796,987)		$142,896,386

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(2)	196,075	$ 196,075
Total Short-Term Investments (identified cost $196,075)		$ 196,075
Total Investments — 100.0% (identified cost $82,993,062)		$143,092,461
Other Assets, Less Liabilities — (0.0)%(3)		$ (4,395)
Net Assets — 100.0%		$143,088,066
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.
(3)	Amount is less than (0.05)%.
The Fund did not have any open derivative instruments at November 30, 2022.
Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $196,075, which represents 0.1% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,003,106	$6,177,496	$(8,180,383)	$(219)	$ —	$ —	$73	—
Liquidity Fund	—	18,862,601	(18,666,526)	—	—	196,075	5,303	196,075
Total				$(219)	$ —	$196,075	$5,376
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,896,386*	$ —	$ —	$142,896,386
Short-Term Investments	196,075	—	—	196,075
Total Investments	$143,092,461	$ —	$ —	$143,092,461
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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